UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Commodity Return Strategy Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 to April 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2010
(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2010 (unaudited)

May 14, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 04/30/10

Fund and Benchmark	Performance
Common Class[1]	2.80%
Class A1,2	2.68%
Class C1,2	2.33%
Dow Jones-UBS Commodity Index Total Return[3,5]	2.21%
Standard & Poor's 500 Index[4,5]	15.66%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 3.00% and 1.00%, respectively.2

Market Review:

For the six-month period ended April 30, 2010, commodities posted modest gains. The Dow Jones-UBS Commodity Index Total Return (the "DJ-UBS Index") gained 2.21% for the period, which was generally less than the gains of other broad market indexes. For example, the S&P 500 Index total return gained 15.66%, the Dow Jones Industrial Average went up by 14.87%, and the Barclays Capital U.S. Aggregate Bond Index increased by 2.54%.

Global markets continued to fluctuate as signs of economic recovery were mixed with uncertainty during the period. Some countries, such as the United States, appeared to be recovering with encouraging signs of stabilization and growth. However, many other countries such as China, are still wary of the pace of economic recovery. For example, the Chinese government took actions to control the pace of growth, prompting worries of potential overreaction to concerns about inflation and currency appreciation resulting from rapid growth. Meanwhile, Greece's debt crisis continued to cast a cloud over global markets, as investors worried about the effects of the crisis on other European countries, and the potential vulnerability of the Euro.

The concerns surrounding Eurozone countries have benefited the U.S. Dollar and other traditional safe-haven assets, namely gold. As a result, gold has once again been able to outperform the U.S. dollar in April, though both posted solid gains on the month.

Outlook and Strategy: Diversification and Potential Upside

The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The index is weighted among commodity

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year. The Fund seeks total return and is designed to achieve positive return relative to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity-linked derivative instruments and fixed-income securities.

For the six-month period ended April 30, 2010, the Fund outperformed the DJ-UBS Index. The industrial metals sector continued its positive momentum from the previous fiscal year-end. A recent surge in performance led industrial metals to be the top performing commodity group, gaining 15.60% for the period. This recent surge was the result of a combination of items including an improving global economy, continued low interest rates, continued strong consumption in China, and recovering demand in developed markets. In fact, nickel was the strongest commodity for the six-month period, returning 43.05% on a total return basis. Aluminum, copper and zinc also produced positive results, increasing 14.81%, 11.31%, and 3.14%, respectively. The precious metals sector maintained its positive performance from last year and was the second strongest sector for the period, gaining 13.59% as gold and silver continued to lure investors seeking to protect themselves against falling currencies. The livestock sector was also up by 8.23%.

Energy and agriculture were the worst performing commodity groups of the period. Energy fell 6.32% due to poor returns of natural gas (down 30.73%), although all other commodities within the energy sector posted positive results. The losses in natural gas resulted from unexpected surpluses due to continued strong production in the face of falling prices. Gasoline prices rebounded due to larger than expected reductions in stored gasoline as demand continued to increase in key markets, such as the United States. The agriculture sector fell 3.57%, with the greatest decline attributed to the 32.8% dip in the price of sugar, which was the worst performing commodity for the period. Wheat also contributed to agriculture's poor performance, falling 7.45% as the surplus continued to weigh on prices.

In the fixed income portion of the portfolio, the Fund's holdings maintained a bias toward high-quality, short-term assets — specifically bonds issued by U.S. Government-Sponsored Enterprises (GSE's) and U.S. Treasury issued debt. In the current credit environment, we remain confident in our high-quality fixed income positions, which performed well during the past six months.

Looking forward, debt burdens and deficits have generally grown around the world, giving rise to inflation concerns. It seems that some EU countries are having difficulty managing monetary policies. This limitation reduces the options available to Eurozone countries to respond to a monetary or debt crisis

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

while adjusting for inflation or deflation concerns. Commodities have typically outperformed other traditional asset classes in periods of inflation, and particularly in periods of higher-than-expected inflation. With the continued potential for both of these factors in the intermediate and long term, we believe that maintaining, or adding to, commodity exposures will likely enhance investor portfolios.

The Credit Suisse Commodities Management Team

Andrew Karsh
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost.

At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Average Annual Returns as of March 31, 20101

	1 Year	5 Years	Since Inception	Inception Date
Common Class	20.70%	(1.46)%	0.71%	12/30/04
Class A Without Sales Charge	20.44%	(1.71)%	0.45%	12/30/04
Class A With Maximum Sales Charge	16.87%	(2.30)%	(0.13)%	12/30/04
Class C Without CDSC	19.63%	(2.41)%	(0.26)%	12/30/04
Class C With CDSC	18.63%	(2.41)%	(0.26)%	12/30/04

Average Annual Returns as of April 30, 20101

	1 Year	5 Years	Since Inception	Inception Date
Common Class	22.51%	0.19%	1.11%	12/30/04
Class A Without Sales Charge	22.25%	(0.04)%	0.86%	12/30/04
Class A With Maximum Sales Charge	18.65%	(0.64)%	0.28%	12/30/04
Class C Without CDSC	21.30%	(0.77)%	0.13%	12/30/04
Class C With CDSC	20.30%	(0.77)%	0.13%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.80% for Common Class shares, 1.05% for Class A shares and 1.80% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Common Class shares, 0.95% for Class A shares and 1.70% for Class C shares..

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was (0.44)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 1.37%.

3  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

5  An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2010

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,028.00	$1,026.80	$1,023.30
Expenses Paid per $1,000*	$3.52	$4.77	$8.53
Hypothetical 5% Fund Return
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	75.26%
Wholly-Owned Subsidiary	17.28%
Commodity Indexed Structured Notes	5.90%
United States Treasury Obligation	0.92%
Short-Term Investment	0.64%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (5.9%)
$50,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	11/26/10	0.000	$59,595,000
16,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	01/13/11	0.022	19,568,000
33,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	02/15/11	0.094	27,952,400
28,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	04/21/11	0.098	28,993,350
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.033	18,027,731
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.033	18,027,731
4,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.033	3,277,769
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $175,800,000)					175,441,981
UNITED STATES AGENCY OBLIGATIONS (75.0%)
37,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/05/10	0.100	36,999,589
45,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/12/10	0.180	44,997,525
59,500	Fannie Mae Discount Notes	(AAA, Aaa)	05/19/10	0.149	59,495,552
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/25/10	0.180	49,994,000
123,000	Fannie Mae Discount Notes	(AAA, Aaa)	06/01/10	0.143	122,984,905
365	Fannie Mae Discount Notes	(AAA, Aaa)	07/01/10	0.230	364,892
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	08/02/10	0.210	49,976,000
16,500	Fannie Mae Discount Notes	(AAA, Aaa)	08/09/10	0.210	16,491,469
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	08/16/10	0.230	49,972,300
55,300	Fannie Mae Discount Notes	(AAA, Aaa)	10/01/10	0.301	55,248,958
20,000	Federal Farm Credit Bank#	(AAA, Aaa)	06/22/11	0.309	20,010,340
25,000	Federal Farm Credit Bank#	(AAA, Aaa)	10/07/11	0.249	24,996,850
105,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.229	104,952,015
55,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.553	55,253,000
25,000	Federal Farm Credit Bank#	(AAA, Aaa)	03/19/12	0.236	24,971,125
72,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	05/05/10	0.162	71,998,707
25,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/21/10	0.150	24,997,917
25,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/24/10	0.160	24,997,444
47,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/07/10	0.170	47,491,701
20,000	Federal Home Loan Banks	(AAA, Aaa)	06/25/10	0.600	20,011,680
50,000	Federal Home Loan Banks#	(AAA, Aaa)	10/15/10	0.243	50,002,750
25,000	Federal Home Loan Banks	(AAA, Aaa)	10/25/10	0.500	25,044,725
80,000	Federal Home Loan Banks	(AAA, Aaa)	10/29/10	0.270	79,979,600
38,925	Federal Home Loan Banks	(AAA, Aaa)	11/15/10	1.050	38,991,406
50,000	Federal Home Loan Banks#	(AAA, Aaa)	01/14/11	0.184	49,983,250
40,835	Federal Home Loan Banks§	(AAA, Aaa)	02/03/11	0.950	40,961,629
65,000	Federal Home Loan Banks	(AAA, Aaa)	02/07/11	1.000	65,159,965
36,000	Federal Home Loan Banks	(AAA, Aaa)	02/25/11	0.450	35,952,516
27,000	Federal Home Loan Banks	(AAA, Aaa)	02/28/11	1.000	27,009,828
35,000	Federal Home Loan Banks§	(AAA, Aaa)	03/25/11	0.750	35,045,185

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$60,000	Federal Home Loan Banks	(AAA, Aaa)	04/13/11	0.570	$60,003,240
50,000	Federal Home Loan Banks	(AAA, Aaa)	05/16/11	0.610	50,010,500
50,000	Federal Home Loan Banks#	(AAA, Aaa)	07/20/11	0.161	49,939,250
25,000	Federal Home Loan Banks Series 1	(AAA, Aaa)	06/10/10	0.550	25,009,100
34,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	0.253	34,018,598
14,065	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	01/14/11	0.284	14,075,675
29,664	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	04/01/11	0.351	29,697,046
38,190	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	04/07/11	0.342	38,229,145
25,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	06/17/11	0.358	25,011,000
40,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	10/21/11	0.248	39,988,680
40,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.169	39,923,000
50,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.216	49,933,700
18,000	Federal National Mortgage Association	(AAA, Aaa)	06/22/12	1.250	18,018,342
35,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/10	0.430	34,993,311
43,950	Freddie Mac Discount Notes	(AAA, Aaa)	05/26/10	0.210	43,943,591
35,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/17/10	0.160	34,992,689
60,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/08/10	0.200	59,980,200
59,160	Freddie Mac Discount Notes	(AAA, Aaa)	07/12/10	0.180	59,139,294
98,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/21/10	0.200	97,961,290
50,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/09/10	0.210	49,974,150
30,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/30/10	0.220	29,981,160
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,239,215,267)					2,239,159,784
UNITED STATES TREASURY OBLIGATION (0.9%)
27,500	United States Cash Management Bills§ (Cost $27,479,948)	(AAA, Aaa)	07/15/10	0.350	27,491,640
SHORT-TERM INVESTMENTS (4.3%)
18,960	State Street Bank and Trust Co. Euro Time Deposit		05/03/10	0.010	18,960,000
Number of Shares
109,733,888	State Street Navigator Prime Portfolio§§				109,733,888
TOTAL SHORT-TERM INVESTMENTS (Cost $128,693,888)					128,693,888
WHOLLY-OWNED SUBSIDIARY (17.2%)
128,930,400	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $288,165,827)				514,287,174
TOTAL INVESTMENTS AT VALUE (103.3%) (Cost $2,859,354,930)					3,085,074,467
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)					(97,253,547)
NET ASSETS (100.0%)					$2,987,820,920

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2010.

^  Affiliated issuer. See Note 3.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $109,733,888 (Cost $2,571,189,103) (Note 2)	$2,570,787,293[1]
Investment in wholly-owned subsidiary at value (Cost $288,165,827) (Note 2)	514,287,174
Cash	537
Receivable for fund shares sold	19,673,284
Interest receivable	811,517
Prepaid expenses and other assets	163,819
Total Assets	3,105,723,624
Liabilities
Advisory fee payable (Note 3)	967,569
Administrative services fee payable (Note 3)	453,079
Shareholder servicing/Distribution fee payable (Note 3)	119,531
Payable upon return of securities loaned (Note 2)	109,733,888
Payable for fund shares redeemed	6,481,665
Trustees' fee payable	5,631
Other accrued expenses payable	141,341
Total Liabilities	117,902,704
Net Assets
Capital stock, $.001 par value (Note 6)	357,603
Paid-in capital (Note 6)	3,171,669,764
Accumulated net investment loss	(168,833,678)
Accumulated net realized loss on investments	(241,092,306)
Net unrealized appreciation from investments	225,719,537
Net Assets	$2,987,820,920
Common Shares
Net assets	$2,470,202,695
Shares outstanding	295,426,844
Net asset value, offering price and redemption price per share	$8.36
A Shares
Net assets	$489,060,157
Shares outstanding	58,714,816
Net asset value and redemption price per share	$8.33
Maximum offering price per share (net asset value/(1-3.00%))	$8.59
C Shares
Net assets	$28,558,068
Shares outstanding	3,460,982
Net asset value and offering price per share	$8.25

1  Including $107,541,841 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Operations
For the Six Months Ended April 30, 2010

Investment Income (Note 2)
Interest	$2,600,858
Securities lending	119,029
Total investment income	2,719,887
Expenses
Investment advisory fees (Note 3)	6,594,827
Administrative services fees (Note 3)	1,847,986
Shareholder servicing/Distribution fees (Note 3)
Class A	507,607
Class C	126,198
Transfer agent fees (Note 3)	1,630,968
Registration fees	149,423
Printing fees (Note 3)	107,937
Insurance expense	101,852
Custodian fees	49,860
Commitment fees (Note 4)	29,141
Audit and tax fees	22,285
Legal fees	16,946
Trustees' fees	12,560
Miscellaneous expense	12,419
Total expenses	11,210,009
Less: fees waived (Note 3)	(1,343,446)
Net expenses	9,866,563
Net investment loss	(7,146,676)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	69,341,145
Net change in unrealized appreciation (depreciation) from investments	(60,566,732)
Net change in unrealized appreciation (depreciation) from investments in wholly-owned subsidiary[1]	63,478,896
Net realized and unrealized gain from investments	72,253,309
Net increase in net assets resulting from operations	$65,106,633

1  There was no income recognized from investments in wholy-owned subsidiary.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
From Operations
Net investment loss	$(7,146,676)	$(2,419,941)
Net realized gain (loss) from investments	69,341,145	(284,052,280)
Net change in unrealized appreciation (depreciation) from investments	2,912,164	452,020,102
Net increase in net assets resulting from operations	65,106,633	165,547,881
From Dividends
Dividends from net investment income
Common Class shares	(131,342,687)	(4,735,065)
Class A shares	(23,408,257)	(912,653)
Class C shares	(1,491,442)	(43,429)
Net decrease in net assets resulting from dividends	(156,242,386)	(5,691,147)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,135,174,498	1,960,402,738
Reinvestment of dividends	115,549,522	4,254,612
Net asset value of shares redeemed	(455,097,325)[1]	(541,391,872)[2]
Net increase in net assets from capital share transactions	795,626,695	1,423,265,478
Net increase in net assets	704,490,942	1,583,122,212
Net Assets
Beginning of period	2,283,329,978	700,207,766
End of period	$2,987,820,920	$2,283,329,978
Accumulated net investment loss	$(168,833,678)	$(5,444,616)

1  Net of $202,290 of redemption fees retained by the Fund.

2  Net of $125,715 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,				For the Period Ended
	(unaudited)	2009	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$8.64	$8.61	$12.16	$10.98	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.02)	(0.01)	0.25	0.50	0.48	0.23
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.28	0.09	(3.44)	1.11	0.05	1.39
Total from investment operations	0.26	0.08	(3.19)	1.61	0.53	1.62
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.05)	(0.30)	(0.43)	(0.40)	(0.15)
Distributions from net realized gains	—	—	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.54)	(0.05)	(0.36)	(0.43)	(1.02)	(0.15)
Net asset value, end of period	$8.36	$8.64	$8.61	$12.16	$10.98	$11.47
Total return[4]	2.80%	1.02%	(27.08)%	15.07%	4.72%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,470,203	$1,911,091	$515,476	$537,211	$125,163	$48,207
Ratio of expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%[5]
Ratio of net investment income (loss) to average net assets	(0.49)%[5]	(0.15)%	1.92%	4.37%	4.29%	2.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%[5]	0.15%	0.07%	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	24%	43%	109%	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,				For the Period Ended
	(unaudited)	2009	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$8.62	$8.61	$12.15	$10.97	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.03)	(0.02)	0.23	0.46	0.45	0.23
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.28	0.07	(3.44)	1.13	0.06	1.36
Total from investment operations	0.25	0.05	(3.21)	1.59	0.51	1.59
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.04)	(0.27)	(0.41)	(0.37)	(0.14)
Distributions from net realized gains	—	—	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.54)	(0.04)	(0.33)	(0.41)	(0.99)	(0.14)
Net asset value, end of period	$8.33	$8.62	$8.61	$12.15	$10.97	$11.45
Total return[4]	2.68%	0.68%	(27.20)%	14.80%	4.51%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$489,060	$350,204	$171,619	$263,657	$223,377	$108,431
Ratio of expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets	(0.74)%[5]	(0.29)%	1.76%	4.13%	4.04%	2.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%[5]	0.15%	0.08%	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	24%	43%	109%	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,				For the Period Ended
	(unaudited)	2009	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$8.57	$8.61	$12.15	$10.97	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.06)	(0.08)	0.12	0.38	0.37	0.17
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.28	0.07	(3.43)	1.12	0.06	1.36
Total from investment operations	0.22	(0.01)	(3.31)	1.50	0.43	1.53
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.03)	(0.17)	(0.32)	(0.27)	(0.10)
Distributions from net realized gains	—	—	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.54)	(0.03)	(0.23)	(0.32)	(0.89)	(0.10)
Net asset value, end of period	$8.25	$8.57	$8.61	$12.15	$10.97	$11.43
Total return[4]	2.33%	(0.07)%	(27.76)%	13.94%	3.78%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$28,558	$22,035	$13,113	$16,843	$14,577	$5,094
Ratio of expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%[5]
Ratio of net investment income (loss) to average net assets	(1.50)%[5]	(0.97)%	0.97%	3.38%	3.29%	1.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%[5]	0.15%	0.07%	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	24%	43%	109%	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements
April 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$175,441,981	$—	$175,441,981
United States Agency Obligations	—	2,239,159,784	—	2,239,159,784
United States Treasury Obligation	—	27,491,640	—	27,491,640
Short-Term Investments	109,733,888	18,960,000	—	128,693,888
Wholly-Owned Subsidiary	—	514,287,174	—	514,287,174
Other Financial Instruments*	—	—	—	—
	$109,733,888	$2,975,340,579	$—	$3,085,074,467

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB Accounting Standards Update 2010-06 "Fair Value Measurements and Disclosures (ASC 820)" which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Dow Jones-UBS Commodity Index ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Fund may, through its investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly owned and controlled Cayman Islands subsidiary, ("the Subsidiary"), seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2010, the Fund had no open futures contracts.

I) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2010, the Fund had no outstanding swap contracts.

J) COMMODITY INDEX-LINKED NOTES — The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2010, the value of these securities comprised 5.9% of the Fund's net assets and resulted in unrealized depreciation of $(358,019).

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $410,463, of which $261,656 was rebated to borrowers (brokers). The Fund retained $119,029 in income from the cash collateral investment, and SSB, as lending agent, was paid $29,778. Securities lending income is accrued as earned.

L) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation,

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2010, investment advisory fees earned and voluntarily waived were $6,594,827 and $1,343,446, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2010, co-administrative services fees earned by CSAMSI were $1,187,069.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $660,917.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares of the Fund are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2010, the Fund reimbursed Credit Suisse $672,801, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2010, CSAMSI and its affiliates advised the Fund that it retained $83,438 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2010, Merrill was paid $90,731 for its services by the Fund.

Investment in Cayman Commodity Fund I, Ltd. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity and financial futures and options contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and Fund's Statement of Operations.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 04/30/10
Credit Suisse Cayman Commodity Fund I, Ltd.	128,930,400	—	—	128,930,400	$—	$514,287,174

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2010, and during the six months ended April 30, 2010, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$109,800,000	$144,349,660	$732,684,484	$279,880,920

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 5. Purchases and Sales of Securities

having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $2,859,354,930, $240,310,391, $(14,590,854) and $225,719,537, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	109,308,024	$931,015,956	219,915,883	$1,696,647,731
Shares issued in reinvestment of dividends	11,207,612	96,273,387	449,506	3,404,412
Shares redeemed	(46,250,000)	(390,976,430)	(59,057,353)	(448,651,647)
Net increase	74,265,636	$636,312,913	161,308,036	$1,251,400,496
	Class A
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	23,277,675	$196,087,502	32,257,668	$252,181,796
Shares issued in reinvestment of dividends	2,156,965	18,485,192	106,738	811,209
Shares redeemed	(7,349,903)	(62,764,861)	(11,671,507)	(89,700,882)
Net increase	18,084,737	$151,807,833	20,692,899	$163,292,123
	Class C
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	961,108	$8,071,040	1,435,019	$11,573,211
Shares issued in reinvestment of dividends	92,943	790,943	5,131	38,991
Shares redeemed	(162,854)	(1,356,034)	(392,859)	(3,039,343)
Net increase	891,197	$7,505,949	1,047,291	$8,572,859

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	67%
Class A	2	38%
Class C	1	44%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective October 31, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through June 23, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Credit Suisse Commodity Return Strategy Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers currently in place for the Fund and considered the actual fee rate of 0.39% paid by the Fund after taking waivers into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee, as well as the Net Advisory Fee, were below the median fees of the Expense Group, and the Board considered the fee to be reasonable.

•  The Fund commenced operations on December 30, 2004 and therefore performance information was shown only for the one, two, three and four year periods. Fund performance was above the median of its Performance Group and Performance Universe for all periods except for the three year period of its Performance Group. The Board noted the recent improvement in performance.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the combined Contractual Advisory Fee and co-administration fee, as well as the fee waivers and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

■  CREDIT SUISSE
CAYMAN COMMODITY FUND I, LTD.

for the Six Months Ended April 30, 2010
(unaudited)

Credit Suisse Cayman Commodity Fund I, Ltd.
Schedule of Investments
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (68.4%)
$21,107	Fannie Mae Discount Notes	(AAA, Aaa)	05/19/10	0.154	$21,105,373
20,000	Fannie Mae Discount Notes	(AAA, Aaa)	06/01/10	0.190	19,996,728
11,000	Fannie Mae Discount Notes	(AAA, Aaa)	06/14/10	0.160	10,997,849
3,500	Fannie Mae Discount Notes	(AAA, Aaa)	07/01/10	0.230	3,498,967
11,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/07/10	0.180	10,996,425
28,100	Fannie Mae Discount Notes	(AAA, Aaa)	08/02/10	0.210	28,086,512
10,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/01/10	0.350	9,990,770
21,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.229	20,990,403
15,100	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.553	15,169,460
6,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/05/10	0.145	5,999,900
50,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/28/10	0.150	49,994,375
10,000	Federal Home Loan Banks	(AAA, Aaa)	10/29/10	0.270	9,997,450
10,000	Federal Home Loan Banks#	(AAA, Aaa)	01/14/11	0.184	9,996,650
11,000	Federal Home Loan Banks	(AAA, Aaa)	02/07/11	1.000	11,027,071
7,000	Federal Home Loan Banks	(AAA, Aaa)	02/25/11	0.450	6,990,767
7,000	Federal Home Loan Banks	(AAA, Aaa)	02/28/11	1.000	7,002,548
14,000	Federal Home Loan Banks#	(AAA, Aaa)	07/20/11	0.161	13,982,990
2,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	01/14/11	0.284	2,001,518
5,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	06/17/11	0.358	5,002,200
12,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.216	11,984,088
1,800	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/10	0.430	1,799,656
14,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/09/10	0.200	13,995,310
10,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/21/10	0.200	9,996,050
15,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/30/10	0.220	14,990,580
12,000	United States Treasury Bills	(AAA, Aaa)	05/20/10	0.140	11,999,113
24,000	United States Treasury Bills	(AAA, Aaa)	06/03/10	0.135	23,997,030
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $351,624,984)					351,589,783
UNITED STATES TREASURY OBLIGATION (1.0%)
5,000	United States Cash Management Bills (Cost $4,996,354)	(AAA, Aaa)	07/15/10	0.350	4,998,480
SHORT-TERM INVESTMENT (0.9%)
4,808	State Street Bank and Trust Co. Euro Time Deposit (Cost $4,808,000)		05/03/10	0.010	4,808,000
TOTAL INVESTMENTS AT VALUE (70.3%) (Cost $361,429,338)					361,396,263
OTHER ASSETS IN EXCESS OF LIABILITIES (29.7%)					152,890,911
NET ASSETS (100.0%)					$514,287,174

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2010.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets
Investments at value (Cost $361,429,338) (Note 2)	$361,396,263
Cash	3,061
Cash segregated at brokers for futures contracts and swap contracts	128,182,500
Unrealized appreciation on open swap contracts	24,877,146
Interest receivable	56,668
Receivable from investment adviser (Note 3)	27,359
Prepaid expenses and other assets	28,489
Total Assets	514,571,486
Liabilities
Administrative services fee payable (Note 3)	49,592
Variation margin payable (Note 2)	233,290
Other accrued expenses payable	1,430
Total Liabilities	284,312
Net Assets
Par value or participating shares (Note 4)	128,930
Paid-in capital (Note 4)	495,271,070
Undistributed net investment income	3,188,967
Accumulated net realized loss on investments, futures contracts and swap contracts	(5,690,767)
Net unrealized appreciation from investments, futures contracts and swap contracts	21,388,974
Net Assets	$514,287,174
Shares outstanding	128,930,400
Net asset value, offering price and redemption price per share	$3.99

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Operations
For the Six Months Ended April 30, 2010 (unaudited)

Investment Income (Note 2)
Interest	$474,093
Total investment income	474,093
Expenses
Administrative services fees (Note 3)	122,004
Custodian fees	4,143
Audit fees	2,139
Legal fees	891
Miscellaneous expense	89
Total expenses	129,266
Less: fees reimbursed (Note 3)	(129,266)
Net expenses	—
Net investment income	474,093
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	36,989
Net realized gain from futures contracts	3,909,031
Net realized loss from swap contracts	(4,363,608)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	63,422,391
Net realized and unrealized gain from investments, futures contracts and swap contracts	63,004,803
Net increase in net assets resulting from operations	$63,478,896

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
From Operations
Net investment income	$474,093	$953,051
Net realized gain (loss) from investments, futures contracts and swap contracts	(417,588)	196,205,819
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	63,422,391	(36,141,577)
Net increase in net assets resulting from operations	63,478,896	161,017,293
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	—	205,000,000
Net asset value of shares redeemed	—	(70,000,000)
Net increase in net assets from capital share transactions	—	135,000,000
Net increase in net assets	63,478,896	296,017,293
Net Assets
Beginning of period	450,808,278	154,790,985
End of period (including undistributed net investment income of $3,188,967, and $2,714,874, respectively)	$514,287,174	$450,808,278

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements
April 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of April 30, 2010, 100% of the Fund's participating shares were owned by Credit Suisse Commodity Return Strategy Fund.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$351,589,783	$—	$351,589,783
United States Treasury Obligation	—	4,998,480	—	4,998,480
Short-Term Investment	—	4,808,000	—	4,808,000
Other Financial Instruments*
Futures	(3,455,098)	—	—	(3,455,098)
Swaps	—	24,877,146	—	24,877,146
	$(3,455,098)	$386,273,409	$—	$382,818,311

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB Accounting Standards Update 2010-06 "Fair Value Measurements and Disclosures (ASC 820)" which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2010

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts on Commodities	Variation margin receivable, Net Assets - Unrealized Appreciation	$0	Variation margin payable, Liabilities - Unrealized Depreciation	$3,455,098	*
Commodity Index Swaps	Net Assets - Unrealized Appreciation	24,877,146	Liabilities - Unrealized Depreciation	0
Total		$24,877,146		$3,455,098

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$3,909,031
Commodity Index Swaps	(4,363,608)
Total	$(454,577)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$(3,784,053)
Commodity Index Swaps	67,381,080
Total	$63,597,027

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose of contingent assets and liabilities at the date of the financial statements

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2010, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Depreciation
Contracts to Purchase
Energy	158,310,950	$(52,504)
		$(52,504)
Contracts to Sell
Energy	(161,951,080)	$(3,402,594)
		$(3,402,594)
Net unrealized depreciation		$(3,455,098)

G) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2010, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$122,851,412	05/25/10	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	$1,232,310
USD	$627,810,801	05/25/10	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	6,351,440
USD	$127,186,251	05/25/10	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	1,274,393
USD	$85,570,456	05/25/10	BNP Paribas	Commodity Index Return	Fee plus Treasury Bill Rate	858,113
USD	$118,399,134	05/25/10	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	1,198,502

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$49,371,875	05/25/10	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	$495,488
USD	$700,001,830	05/25/10	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	7,081,783
USD	$14,793,426	05/25/10	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	148,452
USD	$218,580,607	05/25/10	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	2,193,817
USD	$399,487,229	05/25/10	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	4,042,848
						$24,877,146

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Commodity Return Strategy Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the period ended April 30, 2010, Credit Suisse voluntarily reimbursed the Fund $129,266 in Fund expenses. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/portfolio, subject to annual minimum fee. For the six months ended April 30, 2010, administrative services fees earned by SSB were $122,004.

Note 4. Capital Transactions

The Fund issued 750,000 participating shares for $7,500,000 on September 27, 2007 in conjunction with the initial capitalization of the Fund. Transactions in capital shares of the Fund were as follows:

	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	—	$—	110,035,096	$205,000,000
Shares redeemed	—	—	(30,111,148)	(70,000,000)
Net Increase	—	$—	79,923,948	$135,000,000

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. The calculation has not been annualized for reporting purposes:

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Total Return	14.00%	10.76%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Ratio to Average Net Assets:
Net investment income	0.19%	0.37%
Total expenses (before expense reimbursement)	0.05%	0.06%
Total expenses (after expense reimbursement)	0.00%	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Subsequent Events

Effective October 31, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through June 23, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-SAR-0410

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: July 6, 2010

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 6, 2010